PROPERTY AND EQUIPMENT (Details Narratives) (USD $)	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 90,913	$ 31,861	$ 14,819	$ 64,011	$ 63,836